FINANCIAL INFORMATION OF PARENT COMPANY (CONDENSED BALANCE SHEET) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Current assets:
Cash and cash equivalents	¥ 1,289,323	$ 176,636	¥ 2,149,531		¥ 2,144,020
Restricted cash	354,991	48,634	202,764
Prepayments and other current assets	724,091	99,200	590,350
Short term investment	1,271,618	174,211	720,522
Amounts due from subsidiaries and VIE	7,021	962	86,661
Total current assets	7,214,171	988,337	7,290,784
Non-current assets:
Investments in equity investee | ¥	341,687		359,129
Total non-current assets	2,992,830	410,015	3,183,692
TOTAL ASSETS	10,207,001	1,398,352	10,474,476
Current liabilities:
Other current liabilities	5,369	735	32,118
Derivative financial liabilities	130	18			¥ 364,800	$ 52,800
Total current liabilities	3,747,557	513,413	3,757,960
Non-current liabilities:
Total non-current liabilities	678,865	93,004	864,780
TOTAL LIABILITIES	4,426,422	606,417	4,622,740
SHAREHOLDERS' EQUITY
Additional paid-in capital	4,646,631	636,586	4,571,439
Treasury shares	(95,502)	(13,084)
Accumulative deficit	(691,785)	(94,775)	(506,587)
Accumulated other comprehensive income	54,575	7,477	32,251
Total shareholders' equity	3,914,022	536,218	4,097,204
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	10,207,001	1,398,352	10,474,476
Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 95	$ 13	¥ 93
Ordinary shares:
Par value | $ / shares		$ 0.0001		$ 0.0001
Shares authorized	470,000,000	470,000,000	470,000,000
Shares issued	175,668,586	175,668,586	167,901,880
Shares outstanding	161,337,586	161,337,586	167,901,880
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 8	$ 1	¥ 8
Ordinary shares:
Par value | $ / shares		$ 0.0001		0.0001
Shares authorized	30,000,000	30,000,000	30,000,000
Shares issued	13,300,738	13,300,738	13,300,738
Shares outstanding	13,300,738	13,300,738	13,300,738
Parent Company
Current assets:
Cash and cash equivalents	¥ 99,308	$ 13,605	¥ 446,105
Restricted cash	46,953	6,433	120,807
Prepayments and other current assets	23,980	3,285	24,255
Short term investment	177,585	24,329
Amounts due from subsidiaries and VIE	1,648,067	225,784	1,681,216
Total current assets	1,995,893	273,436	2,272,383
Non-current assets:
Investments in subsidiaries and VIE	1,904,448	260,908	1,844,885
Investments in equity investee	28,433	3,895	10,261
Total non-current assets	1,932,881	264,803	1,855,146
TOTAL ASSETS	3,928,774	538,239	4,127,529
Current liabilities:
Other current liabilities	14,660	2,008	30,325
Derivative financial liabilities	92	13
Total current liabilities	14,752	2,021	30,325
Non-current liabilities:
Total non-current liabilities
TOTAL LIABILITIES	14,752	2,021	30,325
SHAREHOLDERS' EQUITY
Additional paid-in capital	4,646,631	636,586	4,571,439
Treasury shares	(95,502)	(13,084)
Accumulative deficit	(691,785)	(94,775)	(506,587)
Accumulated other comprehensive income	54,575	7,477	32,251
Total shareholders' equity	3,914,022	536,218	4,097,204
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	3,928,774	538,239	4,127,529
Parent Company | Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 95	$ 13	¥ 93
Ordinary shares:
Par value | $ / shares		$ 0.0001		0.0001
Shares authorized	470,000,000	470,000,000	470,000,000
Shares issued	175,668,586	175,668,586	167,901,880
Shares outstanding	161,337,586	161,337,586	167,901,880
Parent Company | Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 8	$ 1	¥ 8
Ordinary shares:
Par value | $ / shares		$ 0.0001		$ 0.0001
Shares authorized	30,000,000	30,000,000	30,000,000
Shares issued	13,300,738	13,300,738	13,300,738
Shares outstanding	13,300,738	13,300,738	13,300,738